Note 3 - Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
3	Selling, general and administrative expenses

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2018	2017	2016

Services and fees	128,090	132,301	123,653
Labor cost	470,928	443,338	441,355
Depreciation of property, plant and equipment	16,968	17,979	16,965
Amortization of intangible assets	206,672	188,550	241,238
Commissions, freight and other selling expenses	491,555	339,759	243,401
Provisions for contingencies	23,498	17,664	30,841
Allowances for doubtful accounts	1,751	(5,421)	(12,573)
Taxes	71,110	56,826	67,724
Other	99,404	81,061	76,563
	1,509,976	1,272,057	1,229,167
From discontinued operations	-	(2,041)	(32,238)
	1,509,976	1,270,016	1,196,929